Cash and Cash Equivalents and Short-Term Financial Assets	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Financial Assets
8.
CASH AND CASH EQUIVALENTS, AND SHORT-TERM FINANCIAL ASSETS

The table below shows the breakdown of the cash and cash equivalents and short-term financial assets by currencies:

	Cash and cash equivalents		Short-term financial assets
by currency	As of June 30, 2025	As of December 31, 2024	As of June 30, 2025	As of December 31, 2024
Swiss Franc	15,413	2,810	95,000	61,000
US Dollar	39,805	15,234	1,035	9,955
Euro	8,616	8,960	-	-
Iceland Krona	407	648	-	-
Other	24	56	-	-
Total	64,265	27,708	96,035	70,955

Short-term financial assets consist of fixed term bank deposits with maturities between three and six months.